Capital Structure, Financial Risk and Related Items - Treasury Shares (Details) - DKK (kr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share capital
Share capital, at beginning of period	kr 65,700,000	kr 65,500,000	kr 65,100,000
Purchase of treasury shares	908,000,000	447,000,000
Share capital, at end of period	66,000,000.0	kr 65,700,000	kr 65,500,000	kr 65,100,000
Cost
Nominal value of shares repurchases	kr 500,000
Treasury shares held	65,961,573	65,718,456	65,545,748	65,074,502
Treasury shares [member]
Number of shares
Number of shares at beginning of period	288,325	132,106	163,921
Purchase of treasury shares.	370,000	200,000
Shares used for funding RSU program	(68,377)	(43,781)	(31,815)
Number of shares at end of period	589,948	288,325	132,106	163,921
Share capital
Share capital, at beginning of period	kr 300,000	kr 100,000	kr 200,000
Purchase of treasury shares	400,000	200,000
Shares used for funding RSU program	(100,000)		(100,000)
Share capital, at end of period	kr 600,000	kr 300,000	kr 100,000	kr 200,000
Proportion of share capital
Proportion of share capital, at beginning of period	0.40%	0.20%	0.30%
Proportion of share capital on purchase of treasury shares	0.60%	0.30%
Proportion of share capital on shares used for funding RSU program	(0.10%)	(0.10%)	(0.10%)
Proportion of share capital, at end of period	0.90%	0.40%	0.20%	0.30%
Cost
Cost, at beginning of period	kr 550,000,000	kr 154,000,000	kr 192,000,000
Purchase of treasury shares	908,000,000	447,000,000
Shares used for funding RSU program	(80,000,000)	(51,000,000)	(38,000,000)
Cost at end of period	kr 1,378,000,000	kr 550,000,000	kr 154,000,000	kr 192,000,000
Treasury shares held	589,948
RSU
Number of shares
Purchase of treasury shares.	370,000	200,000
Share capital
Purchase of treasury shares	kr 908,000,000	kr 447,000,000
Proportion of share capital
Proportion of share capital on purchase of treasury shares		0.60%	0.30%
First authorization
Cost
Number of shares authorized for repurchase		500,000
Actual shares repurchased under authorization		40,000
Shares available for repurchase		460,000
Second authorization
Cost
Number of shares authorized for repurchase				500,000
Actual shares repurchased under authorization				500,000